Term Loans	12 Months Ended
Dec. 31, 2019
Term Loans
TERM LOANS
15	TERM LOANS

			2019	2018
	Interest rate	Maturity	USD	USD

Non-current
Term loan (1)	3 month EIBOR + 3% margin	2030	68,271,743	-
Term loan (2)	3 month EIBOR + 3% margin	2023	5,889,207	-

			74,160,950	-
Current
Term loan (1)	3 month EIBOR + 3% margin	2020	10,135,939	82,245,595
Term loan (2)	3 month EIBOR + 3% margin	2020	2,138,248	10,165,703
Term loan (3)	1 month EIBOR + 2% margin	-	-	2,380,790
Promissory notes		2020	2,265,000	-

			14,539,187	94,792,088

Term loan 1

In 2014, the Group obtained term loan facility (1) amounting to USD 84,595,154 (AED: 310,718,000) from a commercial bank in the UAE to partially finance the construction of phase 1 (14 oil storage tanks in Fujairah). During the year 2019, the Group has not drawn down any amounts (2018: USD 550,445) from this facility. The loan was repayable in 48 quarterly instalments, commencing 27 months after the start of the construction with final maturity not exceeding 31 March 2028 and is stated net of prepaid finance cost of USD 499,158 (2018: USD 559,607). The interest is due on a quarterly basis from the loan drawdown date. The loan was drawn down in AED.

In 2018, the Group entered into an agreement to amend term loan facility (1). As a result of this amendment the loan was repayable in 48 quarterly instalments starting October 2018 with final maturity in July 2030. The loan carries interest at 3 month EIBOR + 3% as compared to interest at 6 month EIBOR + 3.5% previously.

On 10 September 2019, the Group entered into an agreement with the bank to again amend term loan facility (1). The loan was payable in 45 instalments starting 31 October 2019 with final maturity on 30 July 2030. One of the instalments included a one-time lump sum repayment of USD 5,729,418 which represented the cumulative instalments including interest outstanding from periods prior to this amended agreement of USD 5,494,063 and an amendment fee of USD 235,355.

On 30 December 2019, the Group entered into another amendment by revoking the previous amendment for term loan facility (1). The loan is now payable in 44 instalments starting 31 January 2020 with final maturity on 30 July 2030. One of the instalments includes a one-time lump sum repayment of USD 6,612,194, which represents the cumulative instalments including interest outstanding from periods prior to this amended agreement of USD 6,520,130 and an amendment fee of USD 92,064.

Term loan 2

During 2017, the Group obtained an additional term loan facility (2) of USD 11,108,086 (AED 40,800,000) from a commercial bank in the UAE for the construction of an administrative building in Fujairah. The loan was repayable in 20 quarterly instalments starting after a 6 months grace period commencing in April 2017 and is stated net of prepaid finance cost of USD 58,578 (2018: USD 76,606). The interest is due on a quarterly basis from the loan drawdown date. The loan was drawn down in AED.

During the year 2018, the Group has entered in to an agreement to amend term loan facility (2). The loan was repayable in 20 quarterly instalments starting October 2018 with final maturity in July 2023.The loan carried interest at 3 month EIBOR + 3% as compared to interest at 3 month EIBOR + 3.5% previously.

Term loan (2) was not amended as part of the 10 September 2019 and 30 December agreement to amend loan (1). In 2019, the Group repaid all instalments due under the repayment schedule.

Term loans 1 and 2

The term loans are secured by a mortgage on the tanks and the office/administration building, step-in right to the leased land and assignment of insurance policies.

Under the term loan facility agreements, the Group is subject to certain covenants requiring amongst other things, the maintenance of:

(i)	a minimum debt service coverage ratio of 150% at all times and if the ratio decreases to 120% or less, it results in an event of default; the debt service coverage ratio (DSCR) is defined as net operating income divided by total debt service and;

(ii)	an amount equivalent to one quarterly instalment including interest in a debt service reserve account at all times.

Under the amended agreement signed on 30 December 2019, the maintenance of above covenants is required to be complied from 28 February 2020. As of 31 December 2019, the Group was in compliance with its commitments under the loan agreements and has accordingly classified the balance between current and non-current liability based on the loan agreements in effect at 31 December 2019.

Subsequent to year end, the Group has again defaulted on the instalments due under the loan agreements and are also in breach of the loan covenants. The lender has not declared an event of default under the loan agreement.

The Group negotiated another amendment to the term loan facilities (1) and (2) on 15 June 2020. Loans (1) and (2) are now payable in 46 and 16 instalments, respectively, with the first installment starting from 30 June 2020 with final maturity in 30 July 2030 and 31 July 2023, respectively. The loan 1 carries interest at 6 months EIBOR + 4% (minimum 5%) and to be further increased to 6 month EIBOR + 4.5% (minimum 5%) from January 2021 as compared to interest at 3 month EIBOR + 3% previously, and, the loan 2 carries interest at 3 months EIBOR + 4% (minimum 5%) and to be further increased to 3 month EIBOR + 4.5% (minimum 5%) as compared to interest at 3 month EIBOR + 3% previously The Group has to pay USD 8.8 million for term loan (1) and (2) in 2020 which represents the cumulative instalments including interest outstanding from periods prior to this amended agreement and an amendment fee of USD 136,000. All securities and covenants under the original agreements remain in effect under the amended agreement except debt service reserve account (DSRA) balance to be maintained from 31 October 2020 and debt service coverage ratio (DSCR) to be commenced from 31 December 2020. Under this agreement, term loans (1) and (2) are also secured by assignment of the proceeds from operation of the tanks of phase 1 and 2.

Term loan 3

In 2018, the Group has obtained a facility from a commercial bank in the UAE to settle accrued interest on term loan (1) amounting to USD 3,539,341(AED 13,000,000). The facility carried interest at 1 month EIBOR + 2% margin and was repayable in 15 equal monthly instalments commencing from date of disbursement. The loan was drawn down in AED. The facility has been fully settled during the year.

Term loan 4

In 2018, the Group obtained a new facility from a commercial bank in the UAE amounting to USD 95,290,000 (AED 350,000,000) to partially finance the construction of phase 2. The new facility carries interest at 3 month EIBOR + 3% margin and is repayable in 17 bi-annual instalments commencing 6 months after the date of completion of phase 2.

The term loan facility (4) is secured by a mortgage on the phase 2 storage tanks, step-in right to the leased land and assignment of the proceeds from operation of the tanks and insurance policies.

Under the term loan facility agreement, the Group is subject to certain covenants requiring amongst other things, the maintenance of (i) a minimum facility service coverage ratio of 1.25:1, (ii) a participations to value ratio not exceeding 1.50:1 at all times, (iii) a participations to cost ratio not exceeding 57% at any date, and (iv) an amount equivalent to one instalment including interest in a facility service reserve account at all times or in the event of an initial public offering, the amount should be equivalent to the next two instalments including interest. The facility service coverage ratio is calculated as revenues minus expenses from the phase 2 storage tanks divided by the current debt commitments on term loan (4) including interest. The participations to value ratio at any date is calculated as total debt commitments on term loan facility (4) as of that date divided by the most recent valuation of the phase 2 storage tanks. The participations to cost ratio at any date is calculated as the total debt commitments on term loan facility (4) as of that date as a percentage of the sum of actual constructions costs plus project expenses paid as of that date on the phase 2 storage tanks.

The term loan facility (4) agreement includes an initial condition precedent that requires evidence of initial equity contribution by the Group towards the phase 2 storage tanks before the loan facility can be utilised. The Group has not made any drawdowns on the term loan facility (4) as of the date of issuance of these consolidated financial statements.

The term loans are repayable as follows:

	2019	2018
	USD	USD

Payable within 1 year	14,541,774	95,428,301
Payable within 1 and 2 years	9,216,973	-
Payable within 2 and 5 years	24,948,779	-
Payable after 5 years	40,550,347	-

	89,257,873	95,428,301

Promissory notes

Pursuant to the Business Combination Agreement, on December 20, 2019, Twelve Seas, Early Bird Capital (EBC), and the Company entered into the Business Combination Marketing Agreement Fee Amendment (the "BCMA Fee Amendment") whereby the Company became party to the Business Combination Marketing Agreement solely with respect to the provision relating to EBC's fees and EBC's fees were amended. Pursuant to the Business Combination Marketing Agreement, as amended by the BCMA Fee Amendment, EBC received as full payment for any and all fees under the Business Combination Marketing Agreement, a cash fee equal to USD 3,0 million and a USD 1.5 million non-interest bearing promissory note of the Company due and payable on the earlier of (i) the first anniversary of the Closing and (ii) the consummation by the Company of a follow-on securities offering. In case of default, the promissory note would bear interest at the rate of 10% per annum.

There is an additional promissory note of USD 0.8 million that was issued by Twelve Seas prior to the Business Combination payable to Twelve Seas sponsors which was included in the net assets contributed by Twelve Seas as part of the Business Combination, further details disclosed in note 25.

Changes in liabilities arising from term loans are as follows:

	1 January	Cash flows	Other*	31 December
	USD	USD	USD	USD
2019
Current	94,792,088	(8,435,416)	(71,817,485)	14,539,187
Non-current	-	-	74,160,950	74,160,950

Total	94,792,088	(8,435,416)	2,343,465	88,700,137

2018
Current	94,163,751	550,148	78,189	94,792,088
Non-current	-	-	-	-

Total	94,163,751	550,148	78,189	94,792,088

*The 'Other' column includes the effect of amortisation of prepaid finance costs on term loans, promissory notes and reclassification between current and non-current portion.